Convertible Promissory Notes and Other Notes Payable (Details 2b) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Fair Value per share			$ 8.36
Platinum and Acquired Unit Notes [Member]
Market price per share	$ 10.00
Exercise price per share	$ 7.00
Risk-free interest rate	1.58%
Expected term (years)	5 years
Volatility	76.50%
Dividend rate	0.00%
Fair Value per share	$ 6.89
Investor Unit Notes [Member]
Market price per share	8.00
Exercise price per share	$ 7.00
Risk-free interest rate	1.57%
Expected term (years)	5 years
Volatility	75.70%
Dividend rate	0.00%
Fair Value per share	$ 5.15